Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2016
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015
Cost:
Beginning balance	201,684	-
- Additions	-	201,684
Ending balance	201,684	201,684

Accumulated depreciation:
Beginning balance	(1,844)	-
- Additions	(6,301)	(1,844)
Ending balance	(8,145)	(1,844)

Net book value	193,539	199,840